Analysis of Net Debt - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2019
Disclosure of Financial Assets and Liabilities [line items]
Cash and cash equivalents	€ 3,755	€ 2,346
Undrawn committed loan facilities	€ 3,610	€ 3,583	€ 3,500
Euro [member]
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	52.00%	46.00%
US Dollar [member]
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	23.00%	27.00%